Summary of Significant Accounting Policies - Derivative liability (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Millions			1 Months Ended		2 Months Ended	6 Months Ended
	Jun. 21, 2021	Feb. 04, 2021	Jul. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020
Embedded Derivative Liability
Conversion price				80.00%	85.00%
Percentage of shares issued to inverstors, conversion price equal						80.00%
2021 Convertible Notes
Embedded Derivative Liability
Face amount of debt		$ 30.0
Interest rate		8.00%
Percentage of shares issued to inverstors, conversion price equal	80.00%	80.00%
2021 Convertible Notes | NHIC Sub Inc
Embedded Derivative Liability
Number of shares issued upon conversion of debt	1,000,000		1,000,000
Minimum | 2021 Convertible Notes
Embedded Derivative Liability
Face amount of debt		$ 100.0